Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NEW YORK LIFE INVESTMENTS FUNDS TRUST
NYLI PineStone U.S. Equity Fund
(the “Fund”)
Supplement dated August 12, 2025 (“Supplement”)
to the Prospectus and Summary Prospectus, each dated February 28, 2025, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Summary Prospectus.
Effective immediately, the tables entitled “Fees and Expenses of the Fund” and “Example” in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Class P
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.61%

	1 Year	3 Years	5 Years	10 Years
Class P	$62	$195	$340	$762

NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NEW YORK LIFE INVESTMENTS FUNDS TRUST
NYLI PineStone U.S. Equity Fund
(the “Fund”)
Supplement dated August 12, 2025 (“Supplement”)
to the Prospectus and Summary Prospectus, each dated February 28, 2025, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Summary Prospectus.
Effective immediately, the tables entitled “Fees and Expenses of the Fund” and “Example” in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Class P
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.61%

	1 Year	3 Years	5 Years	10 Years
Class P	$62	$195	$340	$762